Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 575,761	$ 57,832
Insurance collateral	29,039	24,481
Trade and other accounts receivable, net	750,484	625,144
Parts and supplies inventory	22,539	22,050
Prepaids and other current assets	31,277	23,752
Total current assets	1,409,100	753,259
Non-current assets:
Property, plant and equipment, net	190,837	191,864
Intangible assets, net	524,317	564,218
Insurance collateral	12,107	20,760
Goodwill	2,437,620	2,413,632
Other long-term assets	75,969	93,100
Total assets	4,649,950	4,036,833
Current liabilities:
Accounts payable	65,358	53,909
Accrued liabilities	352,604	388,935
Current deferred tax liabilities	28,226	23,568
Current portion of long-term debt	12,316	12,282
Total current liabilities	458,504	478,694
Long-term debt	2,225,407	2,647,098
Long-term deferred tax liabilities	156,761	156,761
Insurance reserves and other long-term liabilities	212,176	209,593
Total liabilities	3,052,848	3,492,146
Equity:
Common stock ($0.01 par value; 2,000,000,000 shares authorized, 130,661,627 and 130,204,113 issued and outstanding in 2012 and 2011, respectively)	1,804	1,307
Preferred stock ($0.01 par value; 200,000,000 shares authorized and no shares issued and outstanding in 2012 and 2011, respectively)
Additional paid-in capital	1,580,519	525,098
Treasury stock at cost	(1,347)	(381)
Retained earnings	10,433	12,346
Accumulated other comprehensive loss	(837)	(213)
Total Envision Healthcare Holdings, Inc. equity	1,590,572	538,157
Noncontrolling interest	6,530	6,530
Total equity	1,597,102	544,687
Total liabilities and equity	$ 4,649,950	$ 4,036,833